INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$ 575,205	$ 610,384
Amounts due from investments in unconsolidated affiliates presented within other receivables	114,513	132,947
Amounts due from investments in unconsolidated affiliates presented within other assets	33,303	15,034
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(619,914)	(640,620)
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	11,741	27,503
Amounts due from investments in unconsolidated affiliates presented within other receivables	7,857	3,224
Amounts due from investments in unconsolidated affiliates presented within other assets	8,225	8,396
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ (10,477)	$ (8,959)